                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09019

                        THE DOW TARGET VARIABLE FUND LLC
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



      ONE FINANCIAL WAY, CINCINNATI, OHIO                           45242
--------------------------------------------------------------------------------
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                      (ZIP CODE)


             Marc L. Collins, Secretary Dow Target Variable Fund LLC
                    One Financial Way Cincinnati, Ohio 45242
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 513-794-6971

Date of fiscal year end:  December 31, 2005


Date of reporting period: December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1.    REPORTS TO STOCKHOLDERS.

THE DOW(SM) TARGET
VARIABLE FUND LLC



                                                               ANNUAL REPORT
                                                               DECEMBER 31, 2005






[OHIO NATIONAL FINANCIAL     Ohio National
SERVICES LOGO]               Financial Services(R)

President's
Message

                                         (John J. Palmer Photo)
Dear Investor,

The second half of 2005 provided much needed relief to the Dow Jones Industrial Average. In the six-month period, the index rose 5.57 percent, with the bulk of the upward movement coming from late October through November. However, the market has continued to reward smaller stocks more than larger stocks, and at all capitalization levels we continue to see individual instances of stocks that fall precipitously for various reasons.

The Dow Target Variable Fund

This was a difficult year for the Fund. Due to the Fund's narrow focus, one or two stocks that move rapidly up or down in a given year can dramatically affect the Portfolios. This, unfortunately, was a year of negative surprises.

General Motors' finances deteriorated throughout the year to the point where the company's credit rating was downgraded to "junk" status. The continued concerns over GM's ability to turn a profit resulted in a decline of its share price by more than 40 percent over the last six months. Similarly, Pfizer saw a significant price decline due to lower sales and higher purchase costs, although the drug company did rebound significantly in December. Finally, Verizon Communications struggled throughout the six-month period, ultimately shedding more than 12 percent of its share price.

While other stocks such as JPMorgan Chase performed well, the returns of performing stocks were not enough to outweigh the drag created by the Portfolios' underperformers.

Looking Ahead

What news heralds the new year? Will 2006 continue to provide growth in domestic stock markets or is this bull market ready to peak? Much depends on the state of the economy and the consensus seems to indicate that the nation's Gross Domestic Product (GDP) will continue to grow but at a slower pace. While there is much concern over the yield curve (five of the last six recessions have been preceded by an inverted curve), it is felt that if a recession were to occur, it would not be in the near term. Others believe that an inverted yield curve does not indicate an economic slowdown as it has in the past. Rather, the yield curve inversion would be the result of large foreign investment in the domestic market. If this is the case, the foreign investment is actually stimulative to the economy.

Our outlook mirrors that of others in being cautiously optimistic. While the markets are likely to continue to rise, the tide will not lift all boats. Thus, individual stocks may have dramatic effects on the Portfolios in the next six months, just as they have in the past.

Sincerely,

-s- John J. Palmer
John J. Palmer, FSA
President

Managers and Officers of The Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
Ross Love, Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Marcus L. Collins, Secretary
R. Todd Brockman, Treasurer
Dennis R. Taney, Chief Compliance Officer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Assistant Secretary
William C. Price, Anti-Money Laundering (AML)
Principal Compliance Officer

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2005, is available (i) without charge, upon request, by calling 877-781-6392 toll-free and (ii) on the Securities and Exchange Commission's (the "Commission's") website at https://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31, 2005 and September 30, 2005 with the Commission, as required, on Form N-Q. These filings are available on the Commission's website at https://www.sec.gov. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission's website upon the Commission's acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way Cincinnati, OH 45242, telephone 513-794-6100.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -6.23%
Five year                                    0.86%
Since inception (1/4/99)                     1.31%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                             DOW(SM) TARGET 10 -- FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
1/04/99                                                                  10000.00                            10000.00
                                                                         11312.00                            12046.00
12/99                                                                    10305.00                            12721.00
                                                                          8515.00                            11642.00
12/00                                                                    10489.00                            12103.00
                                                                         10802.00                            11879.00
12/01                                                                    10119.00                            11444.00
                                                                          9909.00                            10653.00
12/02                                                                     9032.00                             9727.00
                                                                          9523.00                            10603.00
12/03                                                                    11311.00                            12478.00
                                                                         10947.00                            12577.00
12/04                                                                    11674.00                            13140.00
                                                                         11049.00                            12660.00
12/05                                                                    10947.00                            13366.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 10 -- First Quarter Portfolio returned (6.23%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The Dow Target 10 -- First Quarter Portfolio's stocks that gained were the following: Altria Group, Inc. up 27.3%, JPMorgan Chase & Co. up 5.2%, Citigroup, Inc. up 4.4% and Merck & Co., Inc. up 3.7%. The stocks that declined were the following: General Motors Corp. down 46.5%, Verizon Communications, Inc. down 21.7%, E.I. Du Pont de Nemours & Co. down 10.4%, Pfizer, Inc. down 10.4% and General Electric Co. down 1.5%. SBC Communications, Inc. (now AT&T Inc.) was unchanged.(1)

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                    FAIR
COMMON STOCKS - 99.6%                  SHARES      VALUE
-----------------------------------------------------------
AUTOMOBILES - 5.3%
General Motors Corp. ................    6,150   $  119,433
                                                 ----------
CHEMICALS - 9.5%
E.I. Du Pont de Nemours & Co. .......    5,049      214,583
                                                 ----------
DIVERSIFIED FINANCIAL SERVICES -22.2%
Citigroup, Inc. .....................    5,160      250,415
JPMorgan Chase & Co. ................    6,325      251,039
                                                 ----------
                                                    501,454
                                                 ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 18.5%
AT&T Inc. ...........................    9,574      234,467
Verizon Communications, Inc. ........    6,066      182,708
                                                 ----------
                                                    417,175
                                                 ----------
INDUSTRIAL CONGLOMERATES - 10.6%
General Electric Co. ................    6,775      237,464
                                                 ----------
PHARMACEUTICALS - 20.2%
Merck & Co., Inc. ...................    7,684      244,428
Pfizer, Inc. ........................    9,085      211,862
                                                 ----------
                                                    456,290
                                                 ----------
TOBACCO - 13.3%
Altria Group, Inc. ..................    4,022      300,524
                                                 ----------
TOTAL COMMON STOCKS (COST
  $2,376,027)........................            $2,246,923
                                                 ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.3%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 3.250% 1/03/06................  $7,000   $    7,000
  Repurchase price $7,003
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $2,352
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $4,788
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $7,000).............................           $    7,000
                                                 ----------
TOTAL INVESTMENTS -- 99.9%
  (COST $2,383,027) (A)...............           $2,253,923
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                2,692
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $2,256,615
                                                 ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements and
  Other Net Assets......................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               22.2%
      Health Care.......................               20.2%
      Telecommunication Services........               18.5%
      Consumer Staples..................               13.3%
      Industrials.......................               10.6%
      Materials.........................                9.5%
      Consumer Discretionary............                5.3%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     -2.61%
Five year                                     3.10%
Since inception (4/1/99)                      3.09%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
4/01/99                                                                  10000.00                            10000.00
                                                                         11463.00                            11253.00
12/99                                                                    10277.00                            11883.00
                                                                          8283.00                            10875.00
12/00                                                                    10538.00                            11306.00
                                                                         10946.00                            11097.00
12/01                                                                    10317.00                            10691.00
                                                                         10304.00                             9952.00
12/02                                                                     9635.00                             9086.00
                                                                         10642.00                             9905.00
12/03                                                                    12366.00                            11656.00
                                                                         11867.00                            11749.00
12/04                                                                    12605.00                            12275.00
                                                                         12616.00                            11827.00
12/05                                                                    12276.00                            12486.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 10 -- Second Quarter Portfolio returned (2.61%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The seven stocks in for all of 2005 for the Dow Target 10 -- Second Quarter Portfolio performed as follows: Altria Group, Inc. up 27.3%, JPMorgan Chase & Co. up 5.2%, Citigroup, Inc. up 4.4%, Merck & Co., Inc. up 3.7%; SBC Communications, Inc. (now AT&T Inc.) was unchanged, E.I. Du Pont de Nemours & Co. down 10.4%, and General Motors Corp. down 46.5%. The three stocks in for 9 months performed as follows: The Coca-Cola Co. down 1.4%, Pfizer, Inc. down 9.2% and Verizon Communications, Inc. down 12.1%. The three removed after the first quarter performed as follows in the first quarter: Exxon Mobil Corp. up 16.8%, General Electric Co. down 0.6% and AT&T Corp. down 6.9%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 99.6%                   SHARES      VALUE
------------------------------------------------------------
AUTOMOBILES - 6.8%
General Motors Corp. .................   10,637   $  206,571
                                                  ----------
BEVERAGES - 10.0%
The Coca-Cola Co. ....................    7,480      301,519
                                                  ----------
CHEMICALS - 8.7%
E.I. Du Pont de Nemours & Co. ........    6,137      260,822
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 23.1%
Citigroup, Inc. ......................    6,986      339,031
JPMorgan Chase & Co. .................    8,980      356,416
                                                  ----------
                                                     695,447
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 19.6%
AT&T Inc. ............................   13,240      324,248
Verizon Communications, Inc. .........    8,861      266,893
                                                  ----------
                                                     591,141
                                                  ----------
PHARMACEUTICALS - 19.5%
Merck & Co., Inc. ....................    9,674      307,730
Pfizer, Inc. .........................   11,939      278,417
                                                  ----------
                                                     586,147
                                                  ----------
TOBACCO - 11.9%
Altria Group, Inc. ...................    4,804      358,955
                                                  ----------
TOTAL COMMON STOCKS (COST
  $3,252,659).........................            $3,000,602
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 0.3%            AMOUNT      VALUE
------------------------------------------------------------
US Bank 3.250% 1/03/06................  $10,000   $   10,000
  Repurchase price $10,004
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $3,360
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $6,839
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $10,000)............................            $   10,000
                                                  ----------
TOTAL INVESTMENTS -- 99.9%
  (COST $3,262,659) (A)...............            $3,010,602
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                 2,610
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $3,013,212
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements and
  Other Net Assets......................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2)Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               23.1%
      Consumer Staples..................               21.9%
      Telecommunication Services........               19.6%
      Health Care.......................               19.5%
      Materials.........................                8.7%
      Consumer Discretionary............                6.8%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.42%
Five year                                    1.46%
Since inception (7/1/99)                    -0.01%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                             DOW(SM) TARGET 10 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
7/01/99                                                                  10000.00                            10000.00
12/99                                                                     8908.00                            10560.00
                                                                          7751.00                             9665.00
12/00                                                                     9295.00                            10047.00
                                                                          9600.00                             9861.00
12/01                                                                     8981.00                             9500.00
                                                                          8931.00                             8844.00
12/02                                                                     8216.00                             8075.00
                                                                          8814.00                             8802.00
12/03                                                                    10226.00                            10358.00
                                                                         10060.00                            10441.00
12/04                                                                    10567.00                            10908.00
                                                                         10181.00                            10510.00
12/05                                                                     9994.00                            11095.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 10 -- Third Quarter Portfolio returned (5.42%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The eight stocks in the Dow Target 10 -- Third Quarter Portfolio for all of 2005 performed as follows: Altria Group, Inc. up 27.3%, JPMorgan Chase & Co. up 5.2%, Citigroup, Inc. up 4.4%, Merck & Co., Inc. up 3.7%, SBC Communications, Inc. (now AT&T Inc.) was unchanged, E.I. Du Pont de Nemours & Co. down 10.4%, Verizon Communications, Inc. down 21.7%, and General Motors Corp. down 46.5%. The two stocks added for the second half performed as follows: The Coca-Cola Co. down 2.2% and Pfizer, Inc. down 14.1%. The two removed after the end of the second quarter performed as follows in the first half of 2005: Exxon Mobil Corp. up 13.2% and General Electric Co. down 3.9%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 100.0%                  SHARES      VALUE
------------------------------------------------------------
AUTOMOBILES - 5.9%
General Motors Corp. .................    8,862   $  172,100
                                                  ----------
BEVERAGES - 10.0%
The Coca-Cola Co. ....................    7,218      290,958
                                                  ----------
CHEMICALS - 10.3%
E.I. Du Pont de Nemours & Co. ........    7,007      297,797
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 22.6%
Citigroup, Inc. ......................    6,517      316,270
JPMorgan Chase & Co. .................    8,531      338,595
                                                  ----------
                                                     654,865
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
 SERVICES - 19.7%
AT&T Inc. ............................   12,687      310,705
Verizon Communications, Inc. .........    8,722      262,707
                                                  ----------
                                                     573,412
                                                  ----------
PHARMACEUTICALS - 19.5%
Merck & Co., Inc. ....................    9,782      311,165
Pfizer, Inc. .........................   10,927      254,818
                                                  ----------
                                                     565,983
                                                  ----------
TOBACCO - 12.0%
Altria Group, Inc. ...................    4,661      348,270
                                                  ----------
TOTAL COMMON STOCKS (COST
 $3,044,983)..........................            $2,903,385
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.3%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 3.250% 1/03/06................  $8,000   $    8,000
  Repurchase price $8,003
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $2,688
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $5,472
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $8,000).............................           $    8,000
                                                 ----------
TOTAL INVESTMENTS -- 100.3% (COST
  $3,052,983) (A).....................           $2,911,385
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3)%....................               (9,525)
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $2,901,860
                                                 ==========

---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes.
 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                           ---------------
Common Stocks (2).......................              100.0%
Repurchase Agreements
  Less Net Liabilities..................                0.0%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                         % OF NET ASSETS
                                         ---------------
      Financials......................               22.6%
      Consumer Staples................               22.0%
      Telecommunication Services......               19.7%
      Health Care.....................               19.5%
      Materials.......................               10.3%
      Consumer Discretionary..........                5.9%
                                              ------------
                                                    100.0%
                                              ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -4.50%
Five year                                    2.11%
Since inception (10/1/99)                    1.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/99                                                                     9267.00                            11162.00
                                                                          8095.00                            10215.00
12/00                                                                    10112.00                            10620.00
                                                                         10192.00                            10424.00
12/01                                                                     9951.00                            10042.00
                                                                         10217.00                             9348.00
12/02                                                                     9386.00                             8535.00
                                                                         10146.00                             9304.00
12/03                                                                    11622.00                            10949.00
                                                                         11357.00                            11036.00
12/04                                                                    11754.00                            11530.00
                                                                         11193.00                            11109.00
12/05                                                                    11226.00                            11728.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 10 -- Fourth Quarter Portfolio returned (4.50%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The nine stocks in the Dow Target 10 -- Fourth Quarter Portfolio for all of 2005 performed as follows: Altria Group, Inc. up 27.3%, JPMorgan Chase & Co. up 5.2%, Citigroup, Inc. up 4.4%, Merck & Co., Inc. up 3.7%, SBC Communications, Inc. (now AT&T Inc.) was unchanged, General Electric Co. down 1.5%, E.I. Du Pont de Nemours & Co. down 10.4%, Verizon Communications, Inc. down 21.7%, and General Motors Corp. down 46.5%. Pfizer, Inc., added in the fourth quarter, was down 5.8%. The Coca-Cola Co., was removed after the end of the third quarter, performed in the first nine months of 2005 up 5.8%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 95.0%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 6.0%
General Motors Corp. ..................  6,357    $  123,453
                                                  ----------
CHEMICALS - 10.3%
E.I. Du Pont de Nemours & Co. .........  4,967       211,097
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 21.1%
Citigroup, Inc. .......................  4,273       207,369
JPMorgan Chase & Co. ..................  5,732       227,503
                                                  ----------
                                                     434,872
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
 18.3%
AT&T, Inc. ............................  8,115       198,736
Verizon Communications, Inc. ..........  5,950       179,214
                                                  ----------
                                                     377,950
                                                  ----------
INDUSTRIAL CONGLOMERATES - 9.8%
General Electric Co. ..................  5,780       202,589
                                                  ----------
PHARMACEUTICALS - 19.9%
Merck & Co., Inc. .....................  7,149       227,410
Pfizer, Inc. ..........................  7,790       181,663
                                                  ----------
                                                     409,073
                                                  ----------
TOBACCO - 9.6%
Altria Group, Inc. ....................  2,640       197,261
                                                  ----------
TOTAL COMMON STOCKS (COST
  $2,034,472)..........................           $1,956,295
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 2.1%            AMOUNT      VALUE
------------------------------------------------------------
US Bank 3.250% 1/03/06................  $43,000   $   43,000
  Repurchase price $43,016
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $14,449
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $29,409
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $43,000)............................            $   43,000
                                                  ----------
TOTAL INVESTMENTS -- 97.1%
  (COST $2,077,472) (A)...............            $1,999,295
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 2.9%.................                60,549
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $2,059,844
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               95.0%
Repurchase Agreements and
  Other Net Assets......................                5.0%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               21.1%
      Health Care.......................               19.9%
      Telecommunication Services........               18.3%
      Materials.........................               10.3%
      Industrials.......................                9.8%
      Consumer Staples..................                9.6%
      Consumer Discretionary............                6.0%
                                                ------------
                                                       95.0%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -2.20%
Five year                                    1.81%
Since inception (1/3/00)                     3.62%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
1/03/00                                                                   10000.00                           10000.00
                                                                           8307.00                            9152.00
12/00                                                                     11317.00                            9514.00
                                                                          11762.00                            9338.00
12/01                                                                     10944.00                            8997.00
                                                                          10641.00                            8375.00
12/02                                                                      9565.00                            7646.00
                                                                          10301.00                            8335.00
12/03                                                                     11435.00                            9809.00
                                                                          11132.00                            9887.00
12/04                                                                     12657.00                           10329.00
                                                                          12136.00                            9952.00
12/05                                                                     12378.00                           10507.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 5 -- First Quarter Portfolio returned (2.20%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The Dow Target 5 -- First Quarter Portfolio's stocks that gained were the following: JPMorgan Chase & Co. up 5.2% and Merck & Co., up 3.7%. The stocks that declined were the following: Pfizer, Inc. down 10.4% and General Electric Co. down 1.5%. SBC Communications, Inc. (now AT&T) was unchanged(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 - FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 99.4%                    SHARES     VALUE
------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 21.2%
JPMorgan Chase & Co. ..................  6,544    $  259,731
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
 19.7%
AT&T Inc. .............................  9,905       242,573
                                                  ----------
INDUSTRIAL CONGLOMERATES - 20.0%
General Electric Co. ..................  7,010       245,701
                                                  ----------
PHARMACEUTICALS - 38.5%
Merck & Co., Inc. .....................  7,950       252,890
Pfizer, Inc. ..........................  9,403       219,278
                                                  ----------
                                                     472,168
                                                  ----------
TOTAL COMMON STOCKS (COST
  $1,180,098)..........................           $1,220,173
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.6%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 3.250% 1/03/06................  $7,000   $    7,000
  Repurchase price $7,003
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $2,352
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $4,788
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $7,000).............................           $    7,000
                                                 ----------
TOTAL INVESTMENTS -- 100.0%
  (COST $1,187,098) (A)...............           $1,227,173
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.................                  606
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $1,227,779
                                                 ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.4%
Repurchase Agreements and
  Other Net Assets......................                0.6%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               38.5%
      Financials........................               21.2%
      Industrials.......................               20.0%
      Telecommunication Services........               19.7%
                                                ------------
                                                       99.4%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.09%
Five year                                    1.39%
Since inception (4/3/00)                     5.15%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
4/3/00                                                                   10000.00                            10000.00
                                                                          9204.00                             9601.00
12/00                                                                    12451.00                             9981.00
                                                                         12538.00                             9797.00
12/01                                                                    11127.00                             9438.00
                                                                         10881.00                             8786.00
12/02                                                                    10067.00                             8021.00
                                                                         10997.00                             8744.00
12/03                                                                    12407.00                            10290.00
                                                                         12077.00                            10372.00
12/04                                                                    13766.00                            10836.00
                                                                         14412.00                            10441.00
12/05                                                                    13340.00                            11023.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 5 -- Second Quarter Portfolio returned (3.09%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The two stocks in the Dow Target 5 -- Second Quarter Portfolio for all of 2005 performed as follows: JPMorgan Chase & Co. up 5.2% and SBC Communications, Inc. (now AT&T Inc.) was unchanged. The three stocks in for 9 months performed as follows: Merck & Co., Inc. up 2.1%, Pfizer, Inc. down 9.2% and General Motors Corp. down 30.6%. The three removed after the first quarter performed as follows in the first quarter: Exxon Mobil Corp. up 16.8%, General Electric Co. down 0.6% and AT&T Inc. down 6.9%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 99.6%                     SHARES    VALUE
-----------------------------------------------------------
AUTOMOBILES - 14.0%
General Motors Corp. ...................  7,005    $136,037
                                                   --------
DIVERSIFIED FINANCIAL SERVICES - 24.1%
JPMorgan Chase & Co. ...................  5,914     234,727
                                                   --------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 21.9%
AT&T Inc. ..............................  8,721     213,577
                                                   --------
PHARMACEUTICALS - 39.6%
Merck & Co., Inc. ......................  6,371     202,662
Pfizer, Inc. ...........................  7,863     183,365
                                                   --------
                                                    386,027
                                                   --------
TOTAL COMMON STOCKS (COST $1,064,521)...           $970,368
                                                   --------

                                           FACE       FAIR
REPURCHASE AGREEMENTS - 0.6%              AMOUNT     VALUE
------------------------------------------------------------
US Bank $3.250% 1/03/06.................   $6,000   $  6,000
  Repurchase price $6,002
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $2,016
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $4,104
                                                    --------
TOTAL REPURCHASE AGREEMENTS (COST
  $6,000)...............................            $  6,000
                                                    --------
TOTAL INVESTMENTS -- 100.2%
  (COST $1,070,521) (A).................            $976,368

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.2)%......................              (1,610)
                                                    --------
TOTAL NET ASSETS -- 100.0%..............            $974,758
                                                    ========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements
  Less Net Liabilities..................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               39.6%
      Financials........................               24.1%
      Telecommunication Services........               21.9%
      Consumer Discretionary............               14.0%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -19.18%
Five year                                   -3.28%
Since inception (7/3/00)                     0.01%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
7/03/00                                                                   10000.00                           10000.00
12/00                                                                     11824.00                           10396.00
                                                                          12511.00                           10204.00
12/01                                                                     11197.00                            9830.00
                                                                          10942.00                            9151.00
12/02                                                                      9990.00                            8355.00
                                                                          10647.00                            9108.00
12/03                                                                     11477.00                           10718.00
                                                                          11304.00                           10804.00
12/04                                                                     12380.00                           11286.00
                                                                          11291.00                           10875.00
12/05                                                                     10005.00                           11481.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 5 -- Third Quarter Portfolio returned (19.18%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors Corp. not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The Dow Target 5 -- Third Quarter Portfolio significantly trailed the DJIA in 2005. The two stocks in for all of 2005 performed as follows: SBC Communications, Inc. (now AT&T Inc.) was unchanged and Verizon Communications, Inc. down 21.7%. The three stocks added for the second half performed as follows: Merck & Co., Inc. up 6.0%, Pfizer, Inc. down 14.1% and General Motors Corp. down 40.9%. The three removed after the end of the second quarter performed as follows in the first half of 2005: General Electric Co. down 3.9%, JPMorgan Chase & Co. down 7.7% and E.I. Du Pont de Nemours & Co. down 11.0%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 99.5%                     SHARES    VALUE
-----------------------------------------------------------
AUTOMOBILES - 13.1%
General Motors Corp. ...................  5,406    $104,984
                                                   --------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  43.5%
AT&T Inc. ..............................  7,743     189,626
Verizon Communications, Inc. ...........  5,321     160,269
                                                   --------
                                                    349,895
                                                   --------
PHARMACEUTICALS - 42.9%
Merck & Co., Inc. ......................  5,969     189,874
Pfizer, Inc. ...........................  6,667     155,474
                                                   --------
                                                    345,348
                                                   --------
TOTAL COMMON STOCKS (COST $926,421).....           $800,227
                                                   --------

                                          FACE      FAIR
REPURCHASE AGREEMENTS - 0.6%             AMOUNT    VALUE
----------------------------------------------------------
US Bank 3.250% 1/03/06.................  $5,000   $  5,000
  Repurchase price $5,002
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $1,680
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $3,420
                                                  --------
TOTAL REPURCHASE AGREEMENTS (COST
  $5,000)..............................           $  5,000
                                                  --------
TOTAL INVESTMENTS -- 100.1%
  (COST $931,421) (A)..................           $805,227
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1)%.....................             (1,090)
                                                  --------
TOTAL NET ASSETS -- 100.0%.............           $804,137
                                                  ========

---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes.
 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Repurchase Agreements
  Less Net Liabilities..................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               43.5%
      Health Care.......................               42.9%
      Consumer Discretionary............               13.1%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -12.50%
Five year                                    1.60%
Since inception (10/1/99)                    0.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
(BAR CHART)

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/99                                                                     8530.00                            11162.00
                                                                          7390.00                            10215.00
12/00                                                                     9304.00                            10620.00
                                                                          9271.00                            10424.00
12/01                                                                     9602.00                            10042.00
                                                                          9887.00                             9348.00
12/02                                                                     9037.00                             8535.00
                                                                          9767.00                             9304.00
12/03                                                                    10803.00                            10949.00
                                                                         10780.00                            11036.00
12/04                                                                    11511.00                            11530.00
                                                                         10803.00                            11109.00
12/05                                                                    10073.00                            11728.00

 COMMENTS

For the fiscal year ending December 31, 2005, the Dow Target 5 -- Fourth Quarter Portfolio returned (12.50%) versus 1.72% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The index lagged the 4.9% return posted by the S&P 500 in 2005. It would have generated a better showing had the struggles at General Motors not been so severe. In our opinion, investors have not responded to the positive corporate earnings news over the past 14 calendar quarters. For example, despite the fact that the companies in the S&P 500 posted double-digit earnings growth for 14 consecutive quarters through the third quarter of 2005, the index only generated an average annual gain of 3.8% over that 42-month span, well below the average annual gain of 10.4% for large company stocks since January 1926, according to data from Bloomberg and Ibbotson Associates. The average annual return for the DJIA was 2.7% over the same period. Both index returns lagged the 4.2% average annual return of the Lehman Brothers U.S. Treasury: Intermediate Index. With both bonds and real estate looking a bit expensive these days, we believe that investors may turn back to equities in 2006 in search of greater value.

The Dow Target 5 -- Fourth Quarter Portfolio significantly trailed the DJIA in 2005. The two stocks in for all of 2005 performed as follows: SBC Communications, Inc. (now AT&T Inc) was unchanged and Verizon Communications, Inc. down 21.7%. The three stocks added in the fourth quarter performed as follows: Merck & Co., Inc. up 18.40%, Pfizer, Inc. down 6.0% and General Motors Corp. down 35.3%. The three removed after the end of the third quarter performed as follows in the first 9 months of 2005: The Coca-Cola Co. up 5.8%, General Electric Co. down 6.0%, and JPMorgan Chase & Co. down 10.5%(1).

In 2005, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P 500/Citigroup Value Index gained 5.85%, while the S&P 500/Citigroup Growth Index rose 4.01%.

With respect to the state of the economy, GDP growth is expected to be in the vicinity of 3.5% for 2005 and 3.3% in 2006, according to the most recent Blue Chip Economic Indicators. These are good solid growth rates, in our opinion. Some pundits are concerned that a slowdown in the real estate market could put a dent in consumer spending because spending has been boosted some over the past few years due to homeowners cashing out some of the built-up equity in their homes. We would offer the argument that even if the pundits are correct, increased business spending can offset any dip in consumer spending. Corporate America is cash rich at the present time. Industrial-oriented companies in the S&P 500 Index alone were holding a near-record $634 billion in cash and equivalents at the end of 2005, according to Standard & Poor's. If the third quarter of 2005 was any indication, it appears as though businesses have already started to dole it out. Companies in the S&P 500 increased their capital spending by 24% (year-over-year), up from around 11% over the previous 12 months, according to Thomson Financial.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13.9% in 2006, vs. 7.2% for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of December 31, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2005

                                                     FAIR
COMMON STOCKS - 99.6%                     SHARES    VALUE
-----------------------------------------------------------
AUTOMOBILES - 13.5%
General Motors Corp. ...................  6,805    $132,153
                                                   --------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  41.3%
AT&T Inc. ..............................  8,687     212,745
Verizon Communications, Inc. ...........  6,369     191,834
                                                   --------
                                                    404,579
                                                   --------
PHARMACEUTICALS - 44.8%
Merck & Co., Inc. ......................  7,654     243,474
Pfizer, Inc. ...........................  8,340     194,489
                                                   --------
                                                    437,963
                                                   --------
TOTAL COMMON STOCKS (COST $1,077,812)...           $974,695
                                                   --------

                                          FACE       FAIR
REPURCHASE AGREEMENTS - 1.5%             AMOUNT     VALUE
-----------------------------------------------------------
US Bank 3.250% 1/03/06.................  $15,000   $ 15,000
  Repurchase price $15,005
  Collateralized by:
    Freddie Mac Mortgage Back Series
    #2694 5.869% 10/15/33
    Fair Value: $5,040
    Fannie Mae Loan Pool
    #682317 4.500% 8/01/33
    Fair Value: $10,259
                                                   --------
TOTAL REPURCHASE AGREEMENTS (COST
  $15,000).............................            $ 15,000
                                                   --------
TOTAL INVESTMENTS -- 101.1%
  (COST $1,092,812) (A)................            $989,695
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.1)%.....................             (10,608)
                                                   --------
TOTAL NET ASSETS -- 100.0%.............            $979,087
                                                   ========

---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes.
 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements
  Less Net Liabilities..................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               44.8%
      Telecommunication Services........               41.3%
      Consumer Discretionary............               13.5%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2005

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,383,027       $3,262,659      $3,052,983       $2,077,472
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,253,923       $3,010,602      $2,911,385       $1,999,295
  Cash......................................................          334              826             178              416
  Receivable for membership interest sold...................           --               --              --           91,806
  Dividends and accrued interest receivable.................        7,820            7,590           7,531            6,200
  Prepaid expenses and other assets.........................           70              101              91               58
                                                               ----------       ----------      ----------       ----------
    Total assets............................................    2,262,147        3,019,119       2,919,185        2,097,775
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Payable for securities purchased..........................           --               --              --           32,936
  Payable for membership interest redeemed..................          347              247          11,720                1
  Payable for investment management services................        1,152            1,556           1,507              992
  Accrued professional fees.................................        2,440            2,440           2,440            2,440
  Accrued accounting and custody fees.......................          252              323             317              221
  Accrued printing and other expenses.......................        1,341            1,341           1,341            1,341
                                                               ----------       ----------      ----------       ----------
    Total liabilities.......................................        5,532            5,907          17,325           37,931
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,256,615       $3,013,212      $2,901,860       $2,059,844
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  234,034       $  278,639      $  319,943       $  202,250
  Paid-in capital in excess of par value....................    1,896,011        2,716,762       2,568,914        1,809,041
  Accumulated net realized gains (losses) on investments....       91,771           99,147         (19,495)           7,380
  Net unrealized appreciation/depreciation on investments...     (129,104)        (252,057)       (141,598)         (78,177)
  Undistributed net investment income.......................      163,903          170,721         174,096          119,350
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,256,615       $3,013,212      $2,901,860       $2,059,844
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      234,034          278,639         319,943          202,250
Net asset value per membership interest.....................   $     9.64       $    10.81      $     9.07       $    10.18
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     201       $     254        $     267       $     255
  Dividends.................................................      107,013         134,409          123,584          81,399
  Other.....................................................           --             185              178             187
                                                                ---------       ---------        ---------       ---------
    Total investment income.................................      107,214         134,848          124,029          81,841
                                                                ---------       ---------        ---------       ---------
Expenses:
  Management fees...........................................       15,383          19,357           18,220          11,845
  Custodian fees............................................        1,188           1,297            1,265           1,100
  Managers' fees............................................          945           1,170            1,120             716
  Professional fees.........................................        2,591           2,644            2,615           2,556
  Accounting fees...........................................        1,437           1,687            1,620           1,194
  Printing..................................................        2,225           2,349            2,373           2,037
  Other.....................................................           80              87               74              52
                                                                ---------       ---------        ---------       ---------
    Total expenses..........................................       23,849          28,591           27,287          19,500
                                                                ---------       ---------        ---------       ---------
    Net investment income...................................       83,365         106,257           96,742          62,341
                                                                ---------       ---------        ---------       ---------
Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................       52,061         161,567          132,818          49,794
  Change in unrealized appreciation/depreciation on
    investments.............................................     (309,785)       (361,040)        (401,076)       (205,268)
                                                                ---------       ---------        ---------       ---------
  Net gains (losses) on investments.........................     (257,724)       (199,473)        (268,258)       (155,474)
                                                                ---------       ---------        ---------       ---------
  Change in net assets from operations......................    $(174,359)      $ (93,216)       $(171,516)      $ (93,133)
                                                                =========       =========        =========       =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2005

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $1,187,098       $1,070,521       $ 931,421       $1,092,812
                                                               ==========       ==========       =========       ==========
  Investments in securities, at fair value..................   $1,227,173       $  976,368       $ 805,227       $  989,695
  Cash......................................................          369              197             327              982
  Dividends and accrued interest receivable.................        4,775            2,422           2,269            2,845
  Prepaid expenses and other assets.........................           38               32             629               31
                                                               ----------       ----------       ---------       ----------
    Total assets............................................    1,232,355          979,019         808,452          993,553
                                                               ----------       ----------       ---------       ----------
Liabilities:
  Payable for membership interest redeemed..................           34               25              21               27
  Payable for securities purchased..........................           --               --              --           10,001
  Payable for investment management services................          633              342             412              543
  Accrued professional fees.................................        2,440            2,440           2,440            2,440
  Accrued accounting and custody fees.......................          128              113             101              114
  Accrued printing and other expenses.......................        1,341            1,341           1,341            1,341
                                                               ----------       ----------       ---------       ----------
    Total liabilities.......................................        4,576            4,261           4,315           14,466
                                                               ----------       ----------       ---------       ----------
Net assets..................................................   $1,227,779       $  974,758       $ 804,137       $  979,087
                                                               ==========       ==========       =========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  119,987       $  100,345       $  99,363       $  107,616
  Paid-in capital in excess of par value....................      986,211          849,064         866,521          906,789
  Accumulated net realized gains (losses) on investments....       26,158           68,742         (84,508)          13,025
  Net unrealized appreciation/depreciation on investments...       40,075          (94,153)       (126,194)        (103,117)
  Undistributed net investment income.......................       55,348           50,760          48,955           54,774
                                                               ----------       ----------       ---------       ----------
Net assets..................................................   $1,227,779       $  974,758       $ 804,137       $  979,087
                                                               ==========       ==========       =========       ==========
Membership interest outstanding.............................      119,987          100,345          99,363          107,616
Net asset value per membership interest.....................   $    10.23       $     9.71       $    8.09       $     9.10
                                                               ==========       ==========       =========       ==========

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $    205        $     147        $     139       $     119
  Dividends.................................................      47,080           44,191           38,825          42,806
  Other.....................................................          35               79               --              44
                                                                --------        ---------        ---------       ---------
    Total investment income.................................      47,320           44,417           38,964          42,969
                                                                --------        ---------        ---------       ---------
Expenses:
  Management fees...........................................       7,297            5,982            5,143           6,309
  Custodian fees............................................         985              955              931             960
  Managers' fees............................................         452              357              309             382
  Professional fees.........................................       2,520            2,550            2,489           2,502
  Accounting fees...........................................         686              549              537             619
  Printing..................................................       2,675            2,658            2,494           2,516
  Other.....................................................          29               26               25              27
                                                                --------        ---------        ---------       ---------
    Total expenses..........................................      14,644           13,077           11,928          13,315
    Less expenses voluntarily reduced or reimbursed by
      advisor...............................................          --               --              (27)             --
                                                                --------        ---------        ---------       ---------
    Net expenses............................................      14,644           13,077           11,901          13,315
                                                                --------        ---------        ---------       ---------
    Net investment income...................................      32,676           31,340           27,063          29,654
                                                                --------        ---------        ---------       ---------
Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................      44,482           84,095           20,505          15,423
  Change in unrealized appreciation/depreciation on
    investments.............................................     (97,997)        (148,786)        (231,459)       (187,818)
                                                                --------        ---------        ---------       ---------
  Net gains (losses) on investments.........................     (53,515)         (64,691)        (210,954)       (172,395)
                                                                --------        ---------        ---------       ---------
  Change in net assets from operations......................    $(20,839)       $ (33,351)       $(183,891)      $(142,741)
                                                                ========        =========        =========       =========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DOW 10 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                                 FIRST QUARTER            SECOND QUARTER             THIRD QUARTER            FOURTH QUARTER
                            -----------------------   -----------------------   -----------------------   -----------------------
                               YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             12/31/05     12/31/04     12/31/05     12/31/04     12/31/05     12/31/04     12/31/05     12/31/04
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
From investment
  activities:
  Operations:
  Net investment income...  $   83,365   $   89,394   $  106,257   $   90,171   $   96,742   $   83,933   $   62,341   $   62,640
  Realized gains (losses)
    on investments........      52,061      208,980      161,567      157,586      132,818      (81,245)      49,794       76,580
  Change in unrealized
 appreciation/depreciation
    on investments........    (309,785)    (236,659)    (361,040)    (191,435)    (401,076)      99,286     (205,268)    (119,145)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Change in net assets
      from operations.....    (174,359)      61,715      (93,216)      56,322     (171,516)     101,974      (93,133)      20,075
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Capital transactions:
  Received from shares
    sold..................     366,595      636,628      573,064      373,215      457,867      591,791      464,962      238,593
  Paid for shares
    redeemed..............    (791,018)    (652,567)    (658,557)    (631,115)    (682,436)    (612,071)    (541,402)    (627,611)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Change in net assets
      from capital
      transactions........    (424,423)     (15,939)     (85,493)    (257,900)    (224,569)     (20,280)     (76,440)    (389,018)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Change in net
        assets............    (598,782)      45,776     (178,709)    (201,578)    (396,085)      81,694     (169,573)    (368,943)
Net Assets:
  Beginning of year.......   2,855,397    2,809,621    3,191,921    3,393,499    3,297,945    3,216,251    2,229,417    2,598,360
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of year.............  $2,256,615   $2,855,397   $3,013,212   $3,191,921   $2,901,860   $3,297,945   $2,059,844   $2,229,417
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
  Undistributed net
    investment income.....  $  163,903   $   80,538   $  170,721   $   64,464   $  174,096   $   77,354   $  119,350   $   57,009
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                         DOW 5 PORTFOLIOS
                                 ------------------------------------------------------------------------------------------------
                                      FIRST QUARTER           SECOND QUARTER          THIRD QUARTER           FOURTH QUARTER
                                 -----------------------   --------------------   ---------------------   -----------------------
                                    YEAR         YEAR        YEAR        YEAR       YEAR        YEAR         YEAR         YEAR
                                   ENDED        ENDED        ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                  12/31/05     12/31/04    12/31/05    12/31/04   12/31/05    12/31/04     12/31/05     12/31/04
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
From investment activities:
  Operations:
  Net investment income........  $   32,676   $   28,086   $  31,340   $ 22,214   $  27,063   $  24,718   $   29,654   $   28,525
  Net realized gains (losses)
    on investments.............      44,482       51,170      84,095     13,617      20,505      28,277       15,423       30,138
  Change in unrealized
    appreciation/depreciation
    on investments.............     (97,997)      24,890    (148,786)    58,731    (231,459)     18,660     (187,818)      14,619
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
    Change in net assets from
      operations...............     (20,839)     104,146     (33,351)    94,562    (183,891)     71,655     (142,741)      73,282
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
Capital transactions:
  Received from shares sold....     362,929      102,785     204,309    115,838     179,663     302,499       93,125      103,574
  Paid for shares redeemed.....    (206,241)     (89,176)   (148,603)   (83,599)   (150,309)   (392,240)    (155,043)    (124,282)
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
    Change in net assets from
      capital transactions.....     156,688       13,609      55,706     32,239      29,354     (89,741)     (61,918)     (20,708)
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
      Change in net assets.....     135,849      117,755      22,355    126,801    (154,537)    (18,086)    (204,659)      52,574
Net Assets:
  Beginning of year............   1,091,930      974,175     952,403    825,602     958,674     976,760    1,183,746    1,131,172
                                 ----------   ----------   ---------   --------   ---------   ---------   ----------   ----------
  End of year..................  $1,227,779   $1,091,930   $ 974,758   $952,403   $ 804,137   $ 958,674   $  979,087   $1,183,746
                                 ==========   ==========   =========   ========   =========   =========   ==========   ==========
  Undistributed net investment
    income.....................  $   55,348   $   22,672   $  50,760   $ 19,420   $  48,955   $  21,892   $   54,774   $   25,120
                                 ==========   ==========   =========   ========   =========   =========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS

                                                              DOW 10 -- FIRST QUARTER
                                                ----------------------------------------------------
                                                  YEAR       YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                                12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year............   $10.28     $ 9.96     $ 8.18    $  9.47     $ 9.98
                                                 ------     ------     ------    -------     ------
Income (loss) from operations:
  Net investment income.......................     0.41       0.32       0.25(a)    0.19       0.16
  Net realized and unrealized gains (losses)
    on investments............................    (1.05)        --       1.77      (1.21)     (0.51)
                                                 ------     ------     ------    -------     ------
      Total income (loss) from operations.....    (0.64)      0.32       2.02      (1.02)     (0.35)
                                                 ------     ------     ------    -------     ------
Distributions:
  Distributions from net investment income....       --         --      (0.24)     (0.27)     (0.16)
                                                 ------     ------     ------    -------     ------
Net asset value, end of year..................   $ 9.64     $10.28     $ 9.96    $  8.18     $ 9.47
                                                 ======     ======     ======    =======     ======
Total return..................................    (6.23)%     3.21%     25.24%    (10.75)%    (3.52)%
Ratios and supplemental data:
Net assets at end of year (millions)..........   $  2.3     $  2.9     $  2.8    $   0.4     $  0.5
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses..................................     0.93%      0.84%      1.10%      1.54%      1.60%
    Net investment income.....................     3.25%      3.05%      2.91%      2.08%      1.59%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses..................................     0.93%      0.84%      1.16%      1.86%      2.27%
  Portfolio turnover rate.....................       45%        56%        16%        30%        35%

                                                              DOW 10 -- SECOND QUARTER
                                                ----------------------------------------------------
                                                  YEAR       YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                                12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year............   $11.10     $10.89     $ 8.70     $ 9.72     $10.11
                                                 ------     ------     ------     ------     ------
Income (loss) from operations:
  Net investment income.......................     0.39       0.31       0.26(a)    0.13       0.17
  Net realized and unrealized gains (losses)
    on investments............................    (0.68)     (0.10)      2.17      (0.76)     (0.38)
                                                 ------     ------     ------     ------     ------
      Total income (loss) from operations.....    (0.29)      0.21       2.43      (0.63)     (0.21)
                                                 ------     ------     ------     ------     ------
Distributions:
  Distributions from net investment income....       --         --      (0.24)     (0.39)     (0.18)
                                                 ------     ------     ------     ------     ------
Net asset value, end of year..................   $10.81     $11.10     $10.89     $ 8.70     $ 9.72
                                                 ======     ======     ======     ======     ======
Total return..................................    (2.61)%     1.93%     28.36%     (6.61)%    (2.10)%
Ratios and supplemental data:
Net assets at end of year (millions)..........   $  3.0     $  3.2     $  3.4     $  0.7     $  1.3
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses..................................     0.89%      0.91%      1.14%      1.43%      1.50%
    Net investment income.....................     3.29%      2.79%      2.71%      2.13%      1.63%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses..................................     0.89%      0.92%      1.14%      1.50%      1.68%
  Portfolio turnover rate.....................       54%        47%        23%        33%        25%

---------------

(a) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               DOW 10 -- THIRD QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............   $ 9.59     $9.28      $ 7.66     $ 8.59     $ 9.04
                                                  ------     -----      ------     ------     ------
Income (loss) from operations:
  Net investment income........................     0.32      0.24        0.23       0.17       0.14
  Net realized and unrealized gains (losses) on
    investments................................    (0.84)     0.07        1.61      (0.90)     (0.45)
                                                  ------     -----      ------     ------     ------
      Total income (loss) from operations......    (0.52)     0.31        1.84      (0.73)     (0.31)
                                                  ------     -----      ------     ------     ------
Distributions:
  Distributions from net investment income.....       --        --       (0.22)     (0.20)     (0.14)
                                                  ------     -----      ------     ------     ------
Net asset value, end of year...................   $ 9.07     $9.59      $ 9.28     $ 7.66     $ 8.59
                                                  ======     =====      ======     ======     ======
Total return...................................    (5.42)%    3.34%      24.46%     (8.52)%    (3.38)%
Ratios and supplemental data:
Net assets at end of year (millions)...........   $  2.9     $ 3.3      $  3.2     $  1.0     $  1.1
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     0.90%     0.93%       1.14%      1.44%      1.52%
    Net investment income......................     3.19%     2.73%       2.87%      2.16%      1.54%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses...................................     0.90%     0.94%       1.14%      1.44%      1.76%
  Portfolio turnover rate......................       41%       56%         37%        37%        47%

                                                               DOW 10 -- FOURTH QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............   $10.66     $10.54     $ 8.73     $ 9.50     $ 9.80
                                                  ------     ------     ------     ------     ------
Income (loss) from operations:
  Net investment income........................     0.32       0.30       0.25       0.19       0.14
  Net realized and unrealized gains (losses) on
    investments................................    (0.80)     (0.18)      1.79      (0.73)     (0.30)
                                                  ------     ------     ------     ------     ------
      Total income (loss) from operations......    (0.48)      0.12       2.04      (0.54)     (0.16)
                                                  ------     ------     ------     ------     ------
Distributions:
  Distributions from net investment income.....       --         --      (0.23)     (0.23)     (0.14)
                                                  ------     ------     ------     ------     ------
Net asset value, end of year...................   $10.18     $10.66     $10.54     $ 8.73     $ 9.50
                                                  ======     ======     ======     ======     ======
Total return...................................    (4.50)%     1.14%     23.81%     (5.68)%    (1.59)%
Ratios and supplemental data:
Net assets at end of year (millions)...........   $  2.1     $  2.2     $  2.6     $  0.6     $  0.7
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     0.99%      0.92%      1.32%      1.52%      1.57%
    Net investment income......................     3.16%      2.89%      2.63%      1.95%      1.41%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses...................................     0.99%      0.92%      1.33%      1.66%      2.09%
  Portfolio turnover rate......................       35%        40%        59%        40%        34%

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                DOW 5 -- FIRST QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............   $10.46     $ 9.45     $ 8.51    $ 10.07     $10.98
                                                  ------     ------     ------    -------     ------
Income (loss) from operations:
  Net investment income........................     0.24       0.27       0.20(a)    0.17       0.21
  Net realized and unrealized gains (losses) on
    investments................................    (0.47)      0.74       1.44      (1.45)     (0.55)
                                                  ------     ------     ------    -------     ------
      Total income (loss) from operations......    (0.23)      1.01       1.64      (1.28)     (0.34)
                                                  ------     ------     ------    -------     ------
Distributions:
  Distributions from net investment income.....       --         --      (0.20)     (0.28)     (0.21)
  Distributions of net realized capital
    gains......................................       --         --      (0.50)        --      (0.36)
                                                  ------     ------     ------    -------     ------
      Total distributions......................       --         --      (0.70)     (0.28)     (0.57)
                                                  ------     ------     ------    -------     ------
Net asset value, end of year...................   $10.23     $10.46     $ 9.45    $  8.51     $10.07
                                                  ======     ======     ======    =======     ======
Total return...................................    (2.20)%    10.69%     19.55%    (12.60)%    (3.30)%
Ratios and supplemental data:
Net assets at end of year (millions)...........   $  1.2     $  1.1     $  1.0    $   0.2     $  0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     1.20%      1.07%      1.48%      1.60%      1.60%
    Net investment income......................     2.69%      2.70%      2.20%      1.94%      1.82%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses...................................     1.20%      1.07%      1.72%      2.44%      3.43%
  Portfolio turnover rate......................       55%        35%        31%        66%        36%

                                                               DOW 5 -- SECOND QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............   $10.02     $ 9.03     $ 7.48     $ 8.55    $ 12.21
                                                  ------     ------     ------     ------    -------
Income (loss) from operations:
  Net investment income........................     0.30       0.23       0.18(a)    0.19       0.20
  Net realized and unrealized gains (losses) on
    investments................................    (0.61)      0.76       1.54      (1.01)     (1.46)
                                                  ------     ------     ------     ------    -------
      Total income (loss) from operations......    (0.31)      0.99       1.72      (0.82)     (1.26)
                                                  ------     ------     ------     ------    -------
Distributions:
  Distributions from net investment income.....       --         --      (0.17)     (0.25)     (0.20)
  Distributions of net realized capital
    gains......................................       --         --         --         --      (2.20)
                                                  ------     ------     ------     ------    -------
      Total distributions......................       --         --      (0.17)     (0.25)     (2.40)
                                                  ------     ------     ------     ------    -------
Net asset value, end of year...................   $ 9.71     $10.02     $ 9.03     $ 7.48    $  8.55
                                                  ======     ======     ======     ======    =======
Total return...................................    (3.09)%    10.96%     23.25%     (9.53)%   (10.64)%
Ratios and supplemental data:
Net assets at end of year (millions)...........   $  1.0     $  1.0     $  0.8     $  0.2    $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     1.31%      1.05%      1.52%      1.60%      1.60%
    Net investment income......................     3.14%      2.55%      2.22%      2.36%      1.66%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses...................................     1.31%      1.06%      1.92%      3.05%      4.00%
  Portfolio turnover rate......................       71%        51%        28%        10%        62%

---------------

(a) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                DOW 5 -- THIRD QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............  $ 10.01     $ 9.28     $ 8.44    $  9.70     $11.69
                                                 -------     ------     ------    -------     ------
Income (loss) from investment operations:
  Net investment income........................     0.26       0.26       0.22       0.21       0.18
  Net realized and unrealized gains (losses) on
    investments................................    (2.18)      0.47       1.02      (1.25)     (0.78)
                                                 -------     ------     ------    -------     ------
      Total income (loss) from investment
        operations.............................    (1.92)      0.73       1.24      (1.04)     (0.60)
                                                 -------     ------     ------    -------     ------
Distributions:
  Distributions from net investment income.....       --         --      (0.23)     (0.22)     (0.18)
  Distributions of net realized capital
    gains......................................       --         --      (0.17)        --      (1.21)
                                                 -------     ------     ------    -------     ------
      Total distributions......................       --         --      (0.40)     (0.22)     (1.39)
                                                 -------     ------     ------    -------     ------
Net asset value, end of year...................  $  8.09     $10.01     $ 9.28    $  8.44     $ 9.70
                                                 =======     ======     ======    =======     ======
Total return...................................   (19.18)%     7.87%     14.88%    (10.79)%    (5.30)%
Ratios and supplemental data:
Net assets at end of year (millions)...........  $   0.8     $  1.0     $  1.0    $   0.3     $  0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     1.39%      1.02%      1.50%      1.55%      1.60%
    Net Investment Income......................     3.16%      2.67%      2.69%      2.39%      1.53%
  Ratios assuming no expenses voluntarily
    reduced or
    reimbursed by advisor:
    Expenses...................................     1.39%      1.02%      1.75%      2.36%      4.40%
  Portfolio turnover rate......................       71%        92%        86%       105%        55%

                                                               DOW 5 -- FOURTH QUARTER
                                                 ----------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                 --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year.............  $ 10.40     $ 9.76     $ 8.38     $ 9.14     $ 8.99
                                                 -------     ------     ------     ------     ------
Income (loss) from investment operations:
  Net investment income........................     0.29       0.25       0.20(a)    0.19       0.13
  Net realized and unrealized gains (losses) on
    investments................................    (1.59)      0.39       1.41      (0.73)      0.15
                                                 -------     ------     ------     ------     ------
      Total income (loss) from investment
        operations.............................    (1.30)      0.64       1.61      (0.54)      0.28
                                                 -------     ------     ------     ------     ------
Distributions:
  Distributions from net investment income.....       --         --      (0.20)     (0.22)     (0.13)
  Distributions of net realized capital
    gains......................................       --         --      (0.03)        --         --
                                                 -------     ------     ------     ------     ------
      Total distributions......................       --         --      (0.23)     (0.22)     (0.13)
                                                 -------     ------     ------     ------     ------
Net asset value, end of year...................  $  9.10     $10.40     $ 9.76     $ 8.38     $ 9.14
                                                 =======     ======     ======     ======     ======
Total return...................................   (12.50)%     6.56%     19.54%     (5.89)%     3.20%
Ratios and supplemental data:
Net assets at end of year (millions)...........  $   1.0     $  1.2     $  1.1     $  0.2     $  0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor:
    Expenses...................................     1.27%      1.04%      1.50%      1.60%      1.60%
    Net Investment Income......................     2.82%      2.53%      2.25%      1.97%      1.32%
  Ratios assuming no expenses voluntarily
    reduced or
    reimbursed by advisor:
    Expenses...................................     1.27%      1.04%      1.87%      2.76%      3.26%
  Portfolio turnover rate......................       71%        70%        63%        45%        84%

---------------

(a) Calculated using the average daily shares method.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2005

(1) ORGANIZATION

   The Dow Target Variable Fund LLC (the "Fund") is an open-end management investment company. Its "Dow Target 10" Portfolios are four non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." The "Dow Target 5" Portfolios are four non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Portfolio membership interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLIC"). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC's separate accounts as an investment option for their variable annuity contracts.

(2) SIGNIFICANT ACCOUNTING POLICIES

   Portfolio membership interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. As such, no distributions were declared or paid during the year ended December 31, 2005.

   In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio routinely acquires repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2005
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single-member limited liability company that is taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have made no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of December 31, 2005 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $  191,013        $  191,385        $ 218,058        $ 131,626
        Depreciation........................................     (320,117)         (443,442)        (359,656)        (209,803)
                                                               ----------        ----------        ---------        ---------
      Net unrealized:
        Appreciation (depreciation).........................   $ (129,104)       $ (252,057)       $(141,598)       $ (78,177)
                                                               ==========        ==========        =========        =========

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $  104,524        $   33,892        $  10,632        $  44,745
        Depreciation........................................      (64,449)         (128,045)        (136,826)        (147,862)
                                                               ----------        ----------        ---------        ---------
      Net unrealized:
        Appreciation (depreciation).........................   $   40,075        $  (94,153)       $(126,194)       $(103,117)
                                                               ==========        ==========        =========        =========

(4) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term and government securities) for the year ended December 31, 2005 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $1,154,028        $1,753,668       $1,230,638        $ 689,753
        Sales...............................................   $1,489,876        $1,731,088       $1,346,401        $ 765,879

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2005
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $  842,098        $  791,943        $ 663,408        $ 740,903
        Sales...............................................   $  655,864        $  702,357        $ 607,133        $ 773,381

(5) RELATED PARTY AND OTHER TRANSACTIONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLIC and its address is the same as those of the Portfolios and ONLIC. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLIC's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The agreement is renewed annually upon the approval by the Board. Typically, contract renewals are approved by the Board in the meeting held subsequent to the close of the second calendar quarter. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLIC have entered into agreements with First Trust giving the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Fund.

   Each manager who is not an officer of the Fund or an employee of the Adviser or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the year ended December 31, 2005, compensation of these managers by the Fund totaled $5,400.

   Under an agreement among the Adviser, ONLIC and the Fund, ONLIC will, to the extent requested by the Adviser, provide administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. The services provided to the Adviser by ONLIC do not represent expenses of the Fund.

   U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2005
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) PORTFOLIO MEMBERSHIP INTEREST TRANSACTIONS

   Portfolio membership interest transactions for the years ended December 31, 2005 and December 31, 2004 were as follows:

                                                                                     DOW 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/05      12/31/04      12/31/05      12/31/04
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................    36,967        63,206        51,023        35,881
      Capital shares redeemed.....................................   (80,726)      (67,427)      (59,833)      (60,116)
                                                                     -------       -------       -------       -------
      Net decrease................................................   (43,759)       (4,221)       (8,810)      (24,235)
                                                                     =======       =======       =======       =======

                                                                                     DOW 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/05      12/31/04      12/31/05      12/31/04
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................    49,641        64,851        46,443        23,257
      Capital shares redeemed.....................................   (73,608)      (67,655)      (53,248)      (60,764)
                                                                     -------       -------       -------       -------
      Net decrease................................................   (23,967)       (2,804)       (6,805)      (37,507)
                                                                     =======       =======       =======       =======

                                                                                      DOW 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/05      12/31/04      12/31/05      12/31/04
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................    36,354        10,636        20,035        12,904
      Capital shares redeemed.....................................   (20,795)       (9,310)      (14,745)       (9,269)
                                                                     -------       -------       -------       -------
      Net increase................................................    15,559         1,326         5,290         3,635
                                                                     =======       =======       =======       =======

                                                                                      DOW 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/05      12/31/04      12/31/05      12/31/04
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................    20,223        31,712        10,046        10,211
      Capital shares redeemed.....................................   (16,622)      (41,252)      (16,203)      (12,358)
                                                                     -------       -------       -------       -------
      Net increase (decrease).....................................     3,601        (9,540)       (6,157)       (2,147)
                                                                     =======       =======       =======       =======

                   END OF NOTES TO THE FINANCIAL STATEMENTS.

THE DOW(SM) TARGET VARIABLE FUND LLC

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Managers of The Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Dow(SM) Target Variable Fund LLC, comprising the Dow(SM) Target 10 First Quarter Portfolio, Dow(SM) Target 10 Second Quarter Portfolio, Dow(SM) Target 10 Third Quarter Portfolio, Dow(SM) Target 10 Fourth Quarter Portfolio, Dow(SM) Target 5 First Quarter Portfolio, Dow(SM) Target 5 Second Quarter Portfolio, Dow(SM) Target 5 Third Quarter Portfolio and Dow(SM) Target 5 Fourth Quarter Portfolio (each a Portfolio and collectively, the Portfolios), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each year in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each year in the two-year period then ended, and the financial highlights for each year in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
February 14, 2006

THE DOW(SM) TARGET VARIABLE FUND LLC

 ADDITIONAL INFORMATION (UNAUDITED)                            December 31, 2005

(1) REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

   Within its August 23, 2005 meeting, The Dow Target Variable Fund Board of Managers ("the Board") considered the re-approval of the Investment Advisory Agreement and the sub-advisory agreement for a one year term. The Board was assisted in its review by independent legal counsel. A summation of the factors considered on a Portfolio-by-Portfolio basis is presented below.

   The Board reviewed and considered the net advisory fee of 0.60% and net sub-advisory fee of 0.35%, and compared the advisory fee to the fees charged by Lipper "Variable Insurance Products Large-Cap Value" category funds. The Board noted that the net advisory fee placed the Portfolios in the 33rd percentile of the peer group (with the first percentile representing the lowest expenses and the 100th percentile representing the highest expenses). The Board considered that there were no breakpoints, but noted that the portfolios were small. The Board considered the performance of the Portfolios, but noted that the investment strategy left no room for the sub-adviser to improve on performance. The Board did note, however, that the Portfolios were managed in the manner dictated by their investment strategy. The Board considered that the Adviser was reporting profitability ranging from 27.40% to 30.50% and that the sub-adviser was also reporting reasonable profitability measures from investment management services with respect to the Portfolios.

   The Board considered the information and discussion with respect to the services provided to the Portfolios by the Adviser and the sub-adviser, and the quality of the management and staffing with respect to the Portfolios.

   Having considered (1) the advisory fee, sub-advisory fee and ancillary benefits, (2) the advisory fee compared to the peer group of funds, (3) performance of the Portfolios compared to the peer group of funds, (4) the management of the Portfolios in accordance with their investment strategy, and (5) the profitability to the Adviser and sub-adviser, the Board, including a majority of Independent Managers, concluded it was appropriate to renew the Investment Advisory Agreement and sub-advisory agreement because the advisory fees were within the range of the peer group funds; the profitability reported by the Adviser and sub-adviser were reasonable; and the Portfolios were being managed in the manner required by their investment strategy.

(2) EXPENSE DISCLOSURE

   An individual may not buy or own shares of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

   As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in the Fund by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

   The example is based on an investment of $1,000 invested at July 1, 2005 and held through December 31, 2005.

   Actual Expenses

   The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled "Expenses Paid During Period".

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)                December 31, 2005

                                                          BEGINNING       ENDING        EXPENSE PAID         EXPENSE RATIO
                                                          INVESTMENT    INVESTMENT         DURING            DURING PERIOD
                                                            VALUE         VALUE            PERIOD*         7/1/05 - 12/31/05
PORTFOLIO                                                   7/1/05       12/31/05     7/1/05 - 12/31/05      (ANNUALIZED)
---------                                                 ----------    ----------    -----------------    -----------------
Dow Target 10 First Quarter.............................  $ 1,000.00    $   990.80         $ 4.43                 0.88%
Dow Target 10 Second Quarter............................    1,000.00        973.00           4.22                 0.85%
Dow Target 10 Third Quarter.............................    1,000.00        981.60           4.33                 0.87%
Dow Target 10 Fourth Quarter............................    1,000.00      1,003.00           4.79                 0.95%
Dow Target 5 First Quarter..............................    1,000.00      1,019.90           6.08                 1.19%
Dow Target 5 Second Quarter.............................    1,000.00        925.60           6.28                 1.29%
Dow Target 5 Third Quarter..............................    1,000.00        886.10           6.47                 1.36%
Dow Target 5 Fourth Quarter.............................    1,000.00        932.40           6.09                 1.25%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                          BEGINNING       ENDING        EXPENSE PAID         EXPENSE RATIO
                                                          INVESTMENT    INVESTMENT         DURING            DURING PERIOD
                                                            VALUE         VALUE            PERIOD*         7/1/05 - 12/31/05
PORTFOLIO                                                   7/1/05       12/31/05     7/1/05 - 12/31/05      (ANNUALIZED)
---------                                                 ----------    ----------    -----------------    -----------------
Dow Target 10 First Quarter.............................  $ 1,000.00    $ 1,020.76         $ 4.49                 0.88%
Dow Target 10 Second Quarter............................    1,000.00      1,020.93           4.32                 0.85%
Dow Target 10 Third Quarter.............................    1,000.00      1,020.83           4.42                 0.87%
Dow Target 10 Fourth Quarter............................    1,000.00      1,020.42           4.83                 0.95%
Dow Target 5 First Quarter..............................    1,000.00      1,019.18           6.08                 1.19%
Dow Target 5 Second Quarter.............................    1,000.00      1,018.69           6.58                 1.29%
Dow Target 5 Third Quarter..............................    1,000.00      1,018.34           6.93                 1.36%
Dow Target 5 Fourth Quarter.............................    1,000.00      1,018.90           6.36                 1.25%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if these transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 INFORMATION ABOUT MANAGERS AND OFFICERS (UNAUDITED)           December 31, 2005

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
INDEPENDENT MANAGERS
James E. Bushman          61   Manager, Member of Audit and       Since March       31        Director, Chairman and CEO: Cast-Fab
3040 Forrer Street             Independent Directors Committees      2000                     Technologies, Inc. (a manufacturing
Cincinnati, Ohio                                                                              company); Director: The Midland
                                                                                              Company, ABX Air Inc., The Health
                                                                                              Alliance of Greater Cincinnati, and
                                                                                              The Elizabeth Gamble Deaconess Home
                                                                                              Association; Commissioner: Hamilton
                                                                                              County Park District.

Joseph A. Campanella      63   Manager, Member of Audit and          Since          31        Retired. Until 2001, was Executive
6179 Paderborne Drive          Independent Directors Committees       May                     Vice President, Community Banking
Hudson, Ohio                                                         2002                     Division, U.S. Bank; Director: Ohio
                                                                                              Savings Bank, Ohio Savings Financial
                                                                                              Corporation.
Ross Love                 59   Manager, Member of Audit and          Since          31        President and CEO: Blue Chip
615 Windings Way               Independent Directors Committees     October                   Enterprises LLC (a company with
Cincinnati, Ohio                                                     1998                     holdings in the automotive
                                                                                              manufacturing, communications and
                                                                                              medical equipment industries.)
                                                                                              Director: Radio One Inc., Trustee:
                                                                                              Syracuse University, Greater
                                                                                              Cincinnati Chamber of Commerce,
                                                                                              United Way of Greater Cincinnati.
George M. Vredeveld       63   Manager, Chairman of Audit            Since          31        Alpaugh Professor of Economics,
University of Cincinnati       Committee, Member of Independent      March                    University of Cincinnati; President:
P.O. Box 210223                Directors Committee                   1996                     Economics Center for Education &
Cincinnati, Ohio                                                                              Research.
INTERESTED MANAGER AND OFFICERS
John J. Palmer            66   President and Manager                 Since          31        Director and Vice Chairman: ONLIC;
One Financial Way                                                    July                     Director and CEO: NSLA; Director of
Cincinnati, Ohio                                                     1997                     the Adviser and various other Ohio
                                                                                              National-affiliated companies;
                                                                                              Trustee: Cincinnati Symphony
                                                                                              Orchestra, Cincinnati Opera.

Thomas A. Barefield       53   Vice President                        Since          31        Senior Vice President, Institutional
One Financial Way                                                  February                   Sales: ONLIC; Prior to November 1997
Cincinnati, Ohio                                                     1998                     was Senior Vice President of Life
                                                                                              Insurance Company of Virginia.
                                                                                              Trustee University of Cincinnati
                                                                                              Economic Center.

Christopher A. Carlson    47   Vice President                        Since          31        Senior Vice President, Chief
One Financial Way                                                    March                    Investment Officer: ONLIC; President
Cincinnati, Ohio                                                     2000                     and Director of the Adviser.

Marc L. Collins           37   Secretary                             Since          31        Second Vice President and Counsel,
One Financial Way                                                     May                     ONLIC; Secretary of the Adviser.
Cincinnati, Ohio                                                     1999

R. Todd Brockman          37   Treasurer                             Since          31        Assistant Vice President, Mutual
One Financial Way                                                   August                    Funds Operations: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     July 2004 was an Assurance Manager
                                                                                              with Grant Thornton LLP, a certified
                                                                                              public accounting firm.


                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 INFORMATION ABOUT MANAGERS AND OFFICERS (UNAUDITED) (CONTINUED)    December 31,
2005

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
Dennis R. Taney           58   Chief Compliance Officer              Since          31        Second Vice President, Chief
One Financial Way                                                    June                     Compliance Officer: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     August 2004 was Treasurer of the
                                                                                              Fund.
Catherine E. Gehr         33   Assistant Treasurer                   Since          31        Manager, Mutual Fund Operations:
One Financial Way                                                    March                    ONLIC; Prior to April 2004 was an
Cincinnati, Ohio                                                     2005                     Accounting Consultant in the
                                                                                              financial control area for ONLIC.
Kimberly A. Plante        31   Assistant Secretary                   Since          31        Assistant Counsel: ONLIC; Prior to
One Financial Way                                                    March                    December 2004 was an Associate with
Cincinnati, Ohio                                                     2005                     Dinsmore & Shohl LLP, attorneys at
                                                                                              law.
William C. Price          42   AML Principal Compliance Officer      Since          31        Vice President and Assistant General
One Financial Way                                                    March                    Counsel: ONLIC; Prior to January
Cincinnati, Ohio                                                     2003                     2001 was a partner and co-chairman
                                                                                              of the litigation department of Wood
                                                                                              & Lamping, attorneys at law.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8599 Rev. 2-06

ITEM 2.   CODE OF ETHICS.

          As of the end of the period covered by this report, The Dow Target Variable Fund (the "Fund") has adopted a code of ethics (the "Code") that applies to the Fund's principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Fund's Board of Managers has determined that the Fund has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Mr. James E. Bushman and Mr. Joseph A. Campanella. Mr. Bushman and Mr. Campanella are independent for purposes of Item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

          (a) Audit Fees.

              Fiscal year ended December 31, 2005:    $16,600
              Fiscal year ended December 31, 2004:    $15,520

          (b) Audit-Related Fees.

              Professional services rendered in connection with the consent on the Fund's N1A filing.
              -----------------------------------------------------------------
              Fiscal year ended December 31, 2005:    $4,000
              Fiscal year ended December 31, 2004:    $4,000

          (c) Tax Fees.         None.

          (d) All Other Fees.   None.

          (e) (1) Audit Committee Pre-Approval Policies and Procedures:

          The Fund's Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund's financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

          (e) (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

          During the fiscal years ended December 31, 2005 and 2004, there were no non-audit services provided by the Fund's principal accountant that would have required pre-approval by the Fund's Audit Committee. The audit related fees aforementioned were pre-approved by the Fund's Audit Committee, although not required by paragraph (c)(7)(ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund's principal accountant.

          (f) Not applicable.

          (g) There were no non-audit services provided by the Fund's principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund's advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the last two fiscal years.

          (h) Not applicable, as there were no non-audit services performed by the Fund's principal accountant that were rendered to the Fund, the Fund's adviser, of any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not Applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Managers.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Fund's principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12.  EXHIBITS.

           (a)(1) The Fund's Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

           (a)(2) A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

                  The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By:   /s/ John J. Palmer
      John J. Palmer
      President and Manager
      March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Dow Target Variable Fund LLC


By:   /s/ John J. Palmer
      John J. Palmer
      President and Manager
      March 8, 2006


By:   /s/ R. Todd Brockman
      R. Todd Brockman
      Treasurer
      March 8, 2006